Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Schedule of Digital Assets Holdings

The following table presents the Company’s digital assets holdings (in thousands, except units) as of June 30, 2026 and December 31, 2025.

	June 30, 2026			December 31, 2025
	Units	Historical Cost	Carrying Value	Units	Historical Cost	Carrying Value
SOL	868,020	$169,669	$63,850	787,331	$157,002	$97,968
SOL, restricted	394,217	74,675	27,051	153,155	32,052	13,476
Total digital assets	1,262,237	$244,344	$90,901	940,486	$189,054	$111,444

Schedule of Digital Assets Reconciliation of Cost Less Accumulated Impairment

The following table presents a reconciliation of our SOL activity measured at cost less accumulated impairment for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	June 30,	December 31,
	2026	2025
SOL carrying value, beginning	$111,444	$-
In-kind receipts from investments	-	37,320
Reclassification of prepayment to digital assets	50,000	-
Purchases of SOL	2,200	150,001
Staking rewards	3,091	1,734
Impairment of SOL	(75,834)	(77,611)
SOL carrying value, ending	$90,901	$111,444

Schedule of Future Purchase

As of June 30, 2026, the Company held $800 of USDC for the purpose of funding future purchases of SOL. As of December 31, 2025, the Company’s USDC balance was immaterial.

	June 30, 2026
	Units	Historical Cost	Carrying Value
USDC	799,300	$800	$799